General and Administrative Expenses	12 Months Ended
Mar. 31, 2025
Selling, General and Administrative Expense [Abstract]
General and Administrative Expenses [Text Block]

23. General and Administrative Expenses

General and administrative expenses were comprised of the following for the years ended:

	2025	2024

Management fees, salaries and wages	$3,542	$3,006
Marketing	2,157	1,298
Office, administration and regulatory	5,400	4,697
Professional fees, advisory and consulting	5,549	4,203
Total	$16,648	$13,204